UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:     30 September 2007
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Check here if Amendment [  ]; Amendment Number:
                                                   -----------------

This Amendment (Check only one):     [   ]  is a restatement.
                                     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:                      THAMES RIVER CAPITAL LLP
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                           51 Berkeley Square
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                           London, England W1 5BB
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Form 13F File Number: 028-01849

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:         Toby Hampden-Acton
              ---------------------------------

Title:        Chief Compliance and Risk Officer
              ---------------------------------

Phone:        +44 20 7360 1237
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Signature, Place, and Date of Signing:


     /s/Toby Hampden-Acton          London, England        31 October 2007
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          [Signature]                [City, State]             [Date]


Report Type            (Check only one):


[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           Nil
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Form 13F Information Table Entry Total:      6
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Form 13F Information Table Value Total:      US$32.516 million
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List of Other Included Managers:             None
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                            Thames River Capital LLP

                           Form 13F Information Table



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                                                                                                                 Voting Authority
                                                                                                               --------------------
      Name                   Title of    CUSIP      Value    Shares or     SH/   Put/   Investment    Other      Sole      Shared
                               Class               x$1,000   PRM amount    PRN   Call   Discretion   Managers
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AMERICA MOVIL SAB DE CV  SPON ADR L SHS  02364W105   6,400      100,000     SH             SOLE                  6,400
HAYES LEMMERZ INTL INC   COM NEW         420781304   3,095      743,928     SH             SOLE                  3,095
ISHARES TR               MSCI EMERG MKT  464287234  10,566       70,700     SH             SOLE                 10,566
SELECT SECTOR SPDR TR    SBI INT-FINL    81369Y605   5,766      168,000     SH             SOLE                  5,766
TRANSMERIDIAN EXPL INC   COM             89376N108   4,219    2,028,194     SH             SOLE                  4,219
UNIFI INC                COM             904677101   2,470      898,000     SH             SOLE                  2,470

